Other Non-Current Assets - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Investments, All Other Investments [Abstract]
Non-current assets sold without recourse	$ 118	$ 110
Non-current assets sold , cost	$ 5	$ 1